Biological assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 105,536	$ 113,184
Percentage of reasonably possible increase in estimated costs	10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs	(10.00%)	(10.00%)
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 10,800,000	$ 9,100,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	7,900,000	8,600,000
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,000,000	1,100,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	2,800,000	1,500,000
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	2,700,000	2,800,000
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 2,000,000	$ 3,400,000